Long Term Debt (Details Textual) (USD $)	12 Months Ended						12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 REO [Member]	Oct. 26, 2011 REO [Member]	Apr. 08, 2011 WHT Assets [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 03, 2012 Revolving Credit Facility [Member]	Dec. 14, 2011 Revolving Credit Facility [Member]	Jun. 25, 2010 Revolving Credit Facility [Member] BlueStone [Member]	Nov. 01, 2007 Revolving Credit Facility [Member] Classic [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] WHT Assets [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Tanos [Member]	Dec. 16, 2010 Revolving Credit Facility [Member] Tanos [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Stanolind [Member]	Sep. 09, 2010 Revolving Credit Facility [Member] Stanolind [Member]	Aug. 01, 2011 Revolving Credit Facility [Member] Boaz [Member]	Jan. 28, 2010 Revolving Credit Facility [Member] Crown [Member]	Jun. 15, 2011 Revolving Credit Facility [Member] Propel Energy [Member]	Dec. 31, 2012 Multi-year revolving credit facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 150,000,000	$ 400,000,000						$ 150,000,000	$ 150,000,000			$ 250,000,000	$ 250,000,000	$ 50,000,000	$ 75,000,000	$ 75,000,000	$ 200,000,000	$ 1,000,000,000
Revolving credit facility borrowing base						230,000,000				460,000,000	300,000,000
Variable commitment fee								0.50%	0.375%
Outstanding revolving credit facility	630,182,000	361,001,000												89,300,000	27,000,000
Revolving Credit Facility Repayments	121,819,000	244,399,000	79,506,000	28,500,000			198,300,000
Increase in borrowing under revolving credit facility	391,000,000	412,318,000	208,917,000														75,000,000
Redetermined Base borrowing under revolving credit facility																	$ 97,000,000
Debt instrument maturity period	Dec. 01, 2016
Long Term Debt (Textual) [Abstract]
Percentage of credit	80.00%
Federal funds effective rate	0.50%
One-month adjusted LIBOR	1.00%
Variable borrowing, Minimum	0.75%
Variable borrowing, Maximum	1.75%
Variable LIBOR plus margin, Minimum	1.75%
Variable LIBOR plus margin, Maximum	2.75%
Interest coverage ratio Consolidated EBITDAX to Consolidated Net interest Expense	2.5
Interest coverage ratio consolidated current assets to consolidated current liabilities	1.0